OPTIONS (Tables)	12 Months Ended
Oct. 31, 2021
OPTIONS
Schedule of Options granted and outstanding
			Weighted
		Weighted	Average
		Average	Remaining	Granted
		Exercise	Contract	Options	Intrinsic
	Options	Price	Life	Exercisable	Value
Outstanding at Year Ended October 31, 2019	7,581,400	0.13	7.19	5,470,540	$1,827,117
Granted	336,250	0.56	9.50	--	--
Exercised	--	--	--
Forfeited	--	--	--	--	--
Outstanding at Year Ended October 31, 2020	7,917,650	0.15	6.16	5,765,680	3,627,845
Granted	41,250	0.64	9.63	--	--
Exercised	-	--	--	--	--
Forfeited	--	--	--	--	--
Outstanding at Yar Ended October 31, 2021	7,958,900	0.15	5.16	6,081,250	$3,805,201